COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 01, 2022	Dec. 01, 2021	Nov. 01, 2016	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Lease term	12 months
Security deposit	$ 500
Lease payment	$ 500
Operating lease cost								$ 9,413	$ 12,000
Lease expense				$ 1,860	$ 2,500
Lease cost						$ 3,720	$ 6,500
Chief Executive Officer [Member] | Independent Contractor Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation expense		$ 20,000						$ 20,000
Chief Executive Officer and Chief Financial Officer [Member] | Written Consulting Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation expense			$ 10,000